CONDENSED PARENT COMPANY FINANCIAL STATEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 416	$ 244	$ 135	$ 153	$ 415	$ 284	$ (20)	$ 332	$ 948	$ 1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash (used) provided by operating activities									(367)	2,224
Cash flows from investing activities:
Net cash (used) provided by investing activities									(22,537)	20,288
Cash flows from financing activities:
Net proceeds from issuance of common stock									9,050
Purchase of treasury stock									(8)	(2)
Cash received from Georgetown Bancorp, MHC due to reorganization									5
Net cash provided (used) by financing activities									10,610	(6,727)
Net change in cash and cash equivalents									(12,294)	15,785
Cash and cash equivalents at beginning of period				19,083				3,298	19,083	3,298
Cash and cash equivalents at end of period	6,789				19,083				6,789	19,083
Parent
Cash flows from operating activities:
Net income									948	1,011
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan									85	83
Equity in undistributed income of subsidiary									(991)	(1,018)
Other, net									(28)	(43)
Net cash (used) provided by operating activities									14	33
Cash flows from investing activities:
Capital contribution to the Bank									(4,966)
Net cash (used) provided by investing activities									(4,966)
Cash flows from financing activities:
Net proceeds from issuance of common stock									9,050
Purchase of treasury stock									(8)
Cash received from Georgetown Bancorp, MHC due to reorganization									5
Net cash provided (used) by financing activities									9,047
Net change in cash and cash equivalents									4,095	33
Cash and cash equivalents at beginning of period				745				712	745	712
Cash and cash equivalents at end of period	4,840				745				4,840	745
Supplementary information:
Transfer from other assets to ESOP loan with the Bank									$ 15